Summary of Significant Accounting Policies - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of period	$ 126	$ 3,237
Provision	47	63
Recoveries collected	(59)	0
Allowance for credit losses as of end of period	$ 114	$ 3,300